Bonus Programs - Quantitative and qualitative objectives (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus	50.00%
Percentage of annual bonus	50.00%
Vesting period	4 years			6 years
Compensation expense	$ 853	$ 575	$ 610
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	70.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	30.00%